RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11. RELATED PARTY TRANSACTIONS

In March 2012, we acquired, through our wholly owned subsidiary Flamel US Holdings, all of the membership interests of Éclat from Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P. The consideration consisted of a $12 million senior, secured six-year note that is guaranteed by us and our subsidiaries and secured by the equity interests and assets of Éclat, two warrants to purchase a total of 3,300,000 ADSs of Flamel and commitments to make earnout payments of 20% of any gross profit generated by certain Éclat products and 100% of the gross profit generated by our former product Hycet®, up to a maximum of $1 million, which we sold in 2013. The $12 million senior note was repaid in full in March 2014 using the net proceeds from our public sale of ADSs and the Hycet® asset was disposed of in November 2013. Upon closing of the acquisition, Mr. Anderson, the Chief Executive Officer of Éclat, was appointed Chief Executive Officer of Flamel. Mr. Anderson retains a minority interest in Éclat Holdings, (now renamed Breaking Stick Holdings, LLC), and does not have the ability to control this entity by virtue of his minority interest. The senior secured note was repaid in full in March 2014.

On February 4, 2013, we entered into a Facility Agreement (the “Deerfield Facility”), through Flamel US with Deerfield Private Design Fund II, L.P. and Deerfield Private Design International II, L.P. (together, the “Deerfield Entities”) providing for debt financing of $15 million by the Deerfield Entities (the “Loan”). The loan was repaid in full in March 2014 using the net proceeds from our public sale of ADSs.

In conjunction with our entry into the Deerfield Facility, Éclat entered into a Royalty Agreement with Horizon Santé FLML, Sarl and Deerfield Private Design Fund II, L.P., both affiliates of the Deerfield Entities (together, “Deerfield PDF/Horizon”). The Royalty Agreement provides for Éclat to pay Deerfield PDF/Horizon 1.75% of the net sales price of the products sold by us and any of our affiliates until December 31, 2024, with royalty payments accruing daily and paid in arrears for each calendar quarter during the term of the Royalty Agreement.

We have also entered into a Security Agreement dated February 4, 2013 with Deerfield PDF/Horizon, whereby Deerfield PDF/Horizon was granted a security interest in the intellectual property and regulatory rights related to the products to secure the obligations of Éclat and Flamel US, including the full and prompt payment of royalties to Deerfield PDF/Horizon under the Royalty Agreement.

On December 3, 2013, we and certain of our U.S. subsidiaries entered into a Facility Agreement (the “Broadfin Facility”) with Broadfin Healthcare Master Fund, Ltd. (“Broadfin”) providing for loans by Broadfin in an aggregate amount not to exceed $15.0 million. The loans under the Broadfin Facility and the obligations under the Royalty Agreement were secured by a first priority security interest in intellectual property associated with our Medusa technology and a junior lien on substantially all of the assets of the borrowers, which were previously pledged in connection with the Deerfield Facility, the Royalty Agreement and the notes issued in connection with the Éclat acquisition.

Under the terms of the Broadfin Facility, upon closing Broadfin made an initial loan of $5.0 million and we had the ability to request, at any time prior to August 15, 2014, up to two additional loans in the amount of $5.0 million each, with funding subject to certain specified conditions. We had the ability to prepay the outstanding loans under the Broadfin Facility at any time, without prepayment penalty and the full $5.0 million outstanding was subsequently repaid using a portion of the net proceeds from our public sale of ADSs in March 2014.

In connection with entering into the Broadfin Facility, we also entered into a Royalty Agreement with Broadfin, dated as of December 3, 2013 (the “Broadfin Royalty Agreement”). Pursuant to the Broadfin Royalty Agreement, we are required to pay a royalty of 0.834% on the net sales of certain products sold by Éclat Pharmaceuticals, LLC and any of its affiliates until December 31, 2024.